Note 4 - Other Receivables - Schedule of Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Research and development tax credit receivable from the French State	€ 685	€ 560
Value-added taxes receivable	390	216
Other receivables from Government and public authorities	233	238
Others	126	52
Total	€ 1,434	€ 1,066